Earnings per Unit	6 Months Ended
Jun. 30, 2025
Earnings per Unit
Earnings per Unit

9. Earnings per Unit:

The Partnership calculates earnings per unit by allocating distributed and undistributed net income for each period to common and general partner units, after adjusting for the effect of preferred distributions, only to the extent that they are earned.

Any undistributed earnings for the period are allocated to the various unitholders based on the distribution waterfall for cash available for distribution specified in the Limited Partnership Agreement, as generally described in Note 8 above. Where distributions relating to the period are in excess of earnings, the deficit is also allocated according to the cash distribution model. The sum of the distributed amounts and the allocation of the undistributed earnings or deficit to each class of unitholders is divided by the weighted average number of units outstanding during the period. Diluted earnings per unit, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional units that would then share in the Partnership’s net earnings. The Partnership had no dilutive instruments in the six-month periods ended June 30, 2025 and 2024.

Following the issuance of the notice of the Redemption of the Series B Preferred Units, on May 27, 2025, the Partnership reclassified its Series B Preferred Units from equity to liabilities. The carrying value of the Series B Preferred Units on the date of reclassification was $53,498, while the fair value is $55,528. According to ASC 260, the $2,031 difference between the carrying amount and the fair value is treated as a deemed dividend and reduces earnings available to common unitholders for the purpose of calculating earnings per unit.

The calculations of the basic and diluted earnings per common unit are presented below:

	Six months ended
	June 30,
	2025	2024
Partnership’s Net income	$27,279	$22,458
Less:
Net Income attributable to preferred unitholders	6,311	6,491
General Partner’s interest in Net Income	19	16
Deemed dividend on redeemable Series B Preferred Units (Note 8)	2,031	—
Net income attributable to common unitholders	$18,918	$15,951
Weighted average number of common units outstanding, basic and diluted	36,644,628	36,802,247
Earnings per common unit, basic and diluted	$0.52	$0.43